UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]:     Amendment Number:_
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Invesco Private Capital, Inc.
Address:   1555 Peachtree Street, N.E.
           Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that i is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA          08/08/2011
[Signature]              [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     1,254,774 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
A     028-12271               Invesco Private Capital, Inc.
1     028-13083               WL Ross & Co. LLC


SECURITY                         TITLE     CUSIP      MARKET     PAR        SH/ PUT/   INVEST-     OTHER  VOTING    VOTING   VOTING
DESCRIPTION                      OF                   VALUE      VALUE      PRN CALL   MENT        MNGRS  SOLE      SHARED   NONE
                                 CLASS                THOUSANDS                        DISCRETION
Assured Guaranty Ltd.            Common    G0585R106     261227   16016396  SH         DEFINED         1  16016396       0       0
Bankunited Inc                   Common    06652K103     364159   13721131  SH         DEFINED         1  13721131       0       0
Cascade Bancorp                  Common    147154207     115834   11468750  SH         DEFINED         1  11468750       0       0
Exco Resources Inc               Common    269279402     370650   21000000  SH         DEFINED         1  21000000       0       0
Sun Bancorp Inc                  Common    86663B102      75399   20657168  SH         DEFINED         1  20657168       0       0
Buffalo Wild Wings Inc           Common    119848109       2692      40600  SH         DEFINED         1     40600       0       0
Cincinnati Bell Inc              Common    171871106        261      78473  SH         DEFINED         1     78473       0       0
Hanesbrands Inc                  Common    410345102      10082     353152  SH         DEFINED         1    353152       0       0
Manitowoc Inc                    Common    563571108        303      18000  SH         DEFINED         1     18000       0       0
United Continental               Common    910047109       8525     376700  SH         DEFINED         1    376700       0       0
United Sates Oil Fund LP Units   Common    91232N108       2644      71000  SH         DEFINED         1     71000       0       0
Bioscrip Inc                     Common    09069N108       3909     602341  SH         DEFINED         1    602341       0       0
Cooper Tire & Rubber             Common    216831107       5118     258600  SH         DEFINED         1    258600       0       0
Delta Air Lines                  Common    247361702       5353     583800  SH         DEFINED         1    583800       0       0
Key Energy Svcs Inc              Common    492914106       9119     506600  SH         DEFINED         1    506600       0       0
Plains Expl & Prodtn Co          Common    726505100       3545      93000  SH         DEFINED         1     93000       0       0
Callidus Software, Inc.          Common    13123E500       8900    1521406  SH         DEFINED             1521406       0       0
Cyclacel Pharmaceuticals         Common    23254L108       1107     814213  SH         DEFINED              814213       0       0
Infinera, Inc.                   Common    45667G103        320      46275  SH         DEFINED               46275       0       0
ZipRealty                        Common    98974v107         51      22282  SH         DEFINED               22282       0       0
MetroPCS                         Common    591708102       1721     100000  SH         DEFINED              100000       0       0
Harmonic, Inc.                   Common    413160102       3758     519823  SH         DEFINED              519823       0       0
Maxlinear                        Common    57776J100         96      11064  SH         DEFINED               11064       0       0


Grand Total (in Thousands)                              1254774
total count                                                  23
